Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.
Property, Plant and Equipment

Property, plant and equipment consisted of the following (in millions):

	As of December 31,
	2025	2024
Land	$22.5	$18.5
Building and equipment	2,419.8	2,273.1
Capitalized software costs	623.8	575.1
Instruments	3,905.0	3,589.6
Construction in progress	286.3	233.9
	7,257.4	6,690.2
Accumulated depreciation	(5,050.3)	(4,641.4)
Property, plant and equipment, net	$2,207.1	$2,048.8

Depreciation expense was $427.9 million, $404.4 million and $390.2 million for the years ended December 31, 2025, 2024 and 2023, respectively.

We had $11.7 million and $10.4 million of property, plant and equipment included in accounts payable as of December 31, 2025 and 2024, respectively.